Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000023127 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023127 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023127 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023127 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000023127 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023127 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023127 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000023127 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000023127 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000023127 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000023127 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000023126 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023126 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023126 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023126 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000023126 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023126 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023126 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000023126 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000023126 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000023126 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000023126 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000127241 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127241 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127241 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127241 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000127241 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127241 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127241 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000127241 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000127241 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000127241 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000127241 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000023136 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023136 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023136 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000023136 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023136 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000169022 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169022 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169022 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000169022 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169022 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000023135 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023135 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023135 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000023135 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023135 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000085545 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000085545 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000085545 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000085545 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000085545 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000023132 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000023132 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023132 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000023132 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000023131 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000023131 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023131 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000023131 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000127242 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000127242 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127242 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000127242 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000169010 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169010 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169010 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169010 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169010 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000169010 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000169010 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000169010 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000169010 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000169012 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169012 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169012 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169012 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169012 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000169012 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000169012 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000169012 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000169012 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000169013 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169013 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169013 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169013 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169013 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000169013 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000169013 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000169013 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000169013 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%